RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Rental income	$ 150,000	$ 183,000
Related Company Owned By Mr.Lin [Member]
Related Party Transaction [Line Items]
Due to related party | ¥				¥ 20
Ownership percentage	100.00%
Debt, term	12 months
Debt interest rate	5.85%
Debt, maturity date		May 18, 2023
Taoping New Media Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest, rate	5.00%
Taoping New Media Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	$ 12,000	$ 68,000
Rental income		30,000
Other revenue	19,000	$ 24,000
Due to related party	$ 2,985,000		$ 3,145,000